Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Net carrying amount	€ 9,035	€ 7,044	€ 3,511
Joint ventures
Investments
Net carrying amount	€ 4,592	€ 5,497
Joint ventures | Saipem SpA
Investments
Number of shares held	308,767,968
% of the investment	30.99%	30.99%
Share price	€ 4.356
Market value	€ 1,345
Net carrying amount	€ 1,250	€ 1,228